SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Total due to related parties	$ 391,597	$ 191,952	$ 27,233
Qian Zhang [Member]
Related Party Transaction [Line Items]
Total due to related parties	5,034	5,034	12,262
Elixir Technology Inc [Member]
Related Party Transaction [Line Items]
Total due to related parties	5,157	5,157	14,971
Jaclyn Wu [Member]
Related Party Transaction [Line Items]
Total due to related parties	110,000	50,055
Nicolas Kuan Liang Lin [Member]
Related Party Transaction [Line Items]
Total due to related parties	170,000	80,014
David Chi Ching Ho [Member]
Related Party Transaction [Line Items]
Total due to related parties	60,000	29,959
Siu Hang (Henry) Wong [Member]
Related Party Transaction [Line Items]
Total due to related parties		4,931
Suresh R. Iyer [Member]
Related Party Transaction [Line Items]
Total due to related parties	12,000	6,000
Ledger Pros LLC [Member]
Related Party Transaction [Line Items]
Total due to related parties	29,400	10,800
Hao Hu [Member]
Related Party Transaction [Line Items]
Total due to related parties	$ 6	2
Suresh R Iyer And Ledger Pros LLC [Member]
Related Party Transaction [Line Items]
Total due to related parties		$ 16,800